Equity Incentive Plan - Non vested shares (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Number Of Non Vested Shares [Member] | Ocean Rig UDW
Number of non vested shares
Balance as at January 1, 2012	0
Granted	145,650
Forfeited	(3,000)
Balance as at June 30, 2012	142,650
Number Of Non Vested Shares [Member] | Dryships
Number of non vested shares
Balance as at January 1, 2012	8,510,150
Vested	(150)
Balance as at June 30, 2012	8,510,000
Weighted average grant date fair value per non vested shares [Member] | Ocean Rig UDW
Weighted average grant date fair value per non vested shares
Balance as at January 1, 2012	0
Granted	16.37
Forfeited	16.50
Balance as at June 30, 2012	16.37
Weighted average grant date fair value per non vested shares [Member] | Dryships
Weighted average grant date fair value per non vested shares
Balance as at January 1, 2012	5.60
Vested	33.59
Balance as at June 30, 2012	5.60